As filed with the Securities and Exchange Commission on March 31, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                    JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)   NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)                                                 ($000'S OMITTED)

COMMON STOCK (118.7%)
                                                                    2,689,500  HRPT Properties Trust               21,382(E)
APARTMENTS (11.8%)                                                    139,400  Kilroy Realty                        6,835
     386,200  Apartment Investment &                                   14,199  Mack-Cali Realty                       504
               Management                         15,309              344,000  Maguire Properties                   9,487(E)
     226,200  Camden Property Trust               11,163                                                       ----------
     236,000  Education Realty Trust               2,780                                                           61,432
     148,818  Home Properties                      7,142(E)      REGIONAL MALLS (5.1%)
     172,400  Mid-America Apartment                                    64,400  CBL & Associates Properties          1,712
               Communities                         7,898(E)           740,500  Glimcher Realty Trust                9,819(E)
      93,200  Post Properties                      3,939               36,100  Macerich Co.                         2,468
                                               ----------             258,900  Pennsylvania REIT                    6,900(E)
                                                  48,231                                                       ----------
                                                                                                                   20,899
COMMERCIAL PRODUCTS & SERVICES (16.5%)
     657,600  Capital Trust                       18,867(E)      RESIDENTIAL MORTGAGE (3.1%)
      65,100  CBRE Realty Finance                    370              419,400  Annaly Capital Management            8,271
     938,600  Crystal River Capital               13,159(E)           233,900  Chimera Investment                   4,479
     866,300  Gramercy Capital                    20,055(E)                                                    ----------
   1,518,400  NorthStar Realty Finance            14,744(E)                                                        12,750
                                               ----------
                                                  67,195         SELF STORAGE (5.0%)
                                                                      398,800  Extra Space Storage                  6,038(E)
COMMUNITY CENTERS (1.5%)                                               16,600  Public Storage                       1,299
     146,200  Cedar Shopping Centers               1,627(E)           330,200  Sovran Self Storage                 13,082(E)
     117,400  Tanger Factory Outlet Centers        4,411(OO)(E)                                                ----------
                                               ----------                                                          20,419
                                                   6,038
                                                                 SHOPPING CENTERS (0.1%)
DIVERSIFIED (13.7%)                                                    11,400  Acadia Realty Trust                    286
     308,600  Colonial Properties Trust            7,604(E)               400  Equity One                               9(E)
     784,800  iStar Financial                     20,938(E)                                                    ----------
     752,500  Lexington Realty Trust              11,250(E)                                                           295
     488,500  Macquarie Infrastructure            16,150
                                               ----------        TOTAL COMMON STOCK                               484,091
                                                  55,942         (COST $482,202)
                                                                 PREFERRED STOCKS (40.4%)
FREESTANDING (1.1%)
     194,600  National Retail Properties           4,421(E)      APARTMENTS (2.1%)
                                                                      190,000  Apartment Investment &
HEALTH CARE (26.4%)                                                             Management, Ser. U                  3,832
     400,000  HCP, Inc.                           12,164(OO)          200,000  Associated Estates Realty,
     231,700  Health Care REIT                     9,938(E)                     Ser. B                              4,800(E)
     101,700  Healthcare Realty Trust              2,627(E)                                                    -----------
      66,700  LTC Properties                       1,737                                                            8,632
   1,158,000  Nationwide Health Properties        36,546(E)
   2,010,900  OMEGA Healthcare Investors          33,180(E)      COMMERCIAL PRODUCTS & SERVICES (1.6%)
     260,152  Ventas, Inc.                        11,499              380,000  Northstar Realty Finance,
                                               ----------                       Ser. B                              6,365
                                                 107,691
                                                                 COMMUNITY CENTERS (1.4%)
INDUSTRIAL (15.2%)                                                     60,000  Cedar Shopping Centers, Ser. A       1,503
   2,427,793  DCT Industrial Trust                22,991               70,000  Saul Centers, Ser. A                 1,735
     430,529  EastGroup Properties                17,820              110,000  Tanger Factory Outlet
     614,800  First Industrial Realty Trust       21,413(E)                     Centers, Ser. C                     2,464
                                               ----------                                                      ----------
                                                  62,224                                                            5,702

LODGING (4.1%)
     296,500  Ashford Hospitality Trust            1,853         DIVERSIFIED (4.6%)
     433,000  Hospitality Properties Trust        14,701              160,000  Cousins Properties, Ser. B           3,602
                                               ----------             200,000  iStar Financial, Ser. G              3,816
                                                  16,554              600,000  iStar Financial, Ser. I             11,358
                                                                                                               ----------
OFFICE (15.1%)                                                                                                     18,776
     169,300  BioMed Realty Trust                  3,907
     331,399  Brandywine Realty Trust              6,247         FINANCIAL SERVICES (0.5%)
      37,700  Corporate Office Properties                             138,700  Newcastle Investment, Ser. D         2,094
               Trust                               1,208
                                               ----------        HEALTH CARE (6.0%)
     396,334  Highwoods Properties                11,862              417,000  LTC Properties, Ser. F               9,941




                                                                                                                    JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)    TOTAL NET ASSETS APPLICABLE TO COMMON      $    407,972
                                                                  SHAREHOLDERS (100.0%)
     600,000  OMEGA Healthcare Investors,
               Ser. D                             14,622
                                               -----------
                                                  24,563
HOTELS, RESTAURANTS & LEISURE (0.3%)
     130,600  Eagle Hospitality Properties
               Trust, Ser. A                       1,335
LODGING (8.8%)
     170,000  Ashford Hospitality Trust,
               Ser. D                              3,247
     327,700  Felcor Lodging Trust, Ser. C         6,541(E)
      80,900  Hersha Hospitality Trust,
               Ser. A                              1,861
      42,000  Host Hotels & Resorts, Ser. E        1,073
     680,000  Innkeepers USA Trust, Ser. C         8,840
     140,000  LaSalle Hotel Properties,
               Ser. D                              2,870
     123,000  LaSalle Hotel Properties,
               Ser. E                              2,767
      50,000  Strategic Hotels & Resorts,
               Ser. A                              1,253(n)
     203,100  Strategic Hotels & Resorts,
               Ser. C                              4,265
     135,000  Sunstone Hotel Investors,
               Ser. A                             2,927
                                               -----------
                                                  35,644
MANUFACTURED HOMES (3.3%)
     600,000  Hilltop Holdings, Ser. A            13,500

OFFICE (6.9%)
     100,000  Brandywine Realty Trust, Ser. C      2,234
      80,000  Brandywine Realty Trust, Ser. D      1,772
      90,000  Corporate Office Properties
               Trust, Ser. H                       2,075
       6,000  Highwoods Properties, Ser. A         6,761
     830,000  Maguire Properties, Ser. A          12,533
     100,000  SL Green Realty, Ser. C              2,290
      20,000  SL Green Realty, Ser. D                494
                                               -----------
                                                  28,159
OFFICE - INDUSTRIAL (0.9%)
      70,000  Digital Realty Trust, Ser. A         1,613
      60,800  Digital Realty Trust, Ser. B         1,335
      32,000  PS Business Parks, Ser. K              776
                                               -----------
                                                   3,724
REGIONAL MALLS (4.0%)
      50,000  Glimcher Realty Trust, Ser. F        1,098
     425,000  Glimcher Realty Trust, Ser. G        8,360
      78,400  Taubman Centers, Ser. G              1,991
     191,600  Taubman Centers, Ser. H              4,742
                                               -----------
                                                  16,191

TOTAL PREFERRED STOCKS                           164,685
(COST $202,481)

SHORT-TERM INVESTMENTS (35.6%)
   1,972,491  Neuberger Berman Prime Money
               Fund Trust Class                    1,972(@)
 143,365,002  Neuberger Berman Securities
               Lending Quality Fund, LLC         143,365(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $145,337)                                  145,337(#)

TOTAL INVESTMENTS (194.7%)
(COST $830,020)                                  794,113(##)

Liabilities, less cash, receivables and
  other assets [(34.6%)]                       (141,141)(@@)

Liquidation Value of Auction Market
  Preferred Shares [(60.1%)]                   (245,000)

                                                    JANUARY 31, 2008 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


(+) Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued by an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2008, the cost of investments for U.S. federal income tax purposes was $830,020,000. Gross unrealized appreciation of investments was $66,174,000 and gross unrealized depreciation of investments was $102,081,000, resulting in net unrealized depreciation of $35,907,000, based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.


(E)  All or a portion of this security is on loan.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $1,253,000 or 0.3% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

(@@) At January 31, 2008, the Fund had outstanding interest rate swap contracts as follows:



                                                             RATE TYPE
                                                             ---------

                                                      FIXED-RATE    VARIABLE-RATE   ACCRUED NET
                                                       PAYMENTS       PAYMENTS        INTEREST       UNREALIZED
SWAP                NOTIONAL                         MADE BY THE    RECEIVED BY      RECEIVABLE     APPRECIATION     TOTAL FAIR
COUNTER PARTY        AMOUNT      TERMINATION DATE        FUND       THE FUND(1)      (PAYABLE)     (DEPRECIATION)      VALUE
Merrill Lynch     $100,000,000   February 23, 2008      3.035%        3.90%           $21,688          $62,472        $84,160
Merrill Lynch      85,000,000    February 23, 2009      3.387%        3.90%            10,954         (619,189)      (608,235)
                                                                                      -------        ----------      ---------
                                                                                      $32,642        $(556,717)      $(524,075)
     (1) 30 day LIBOR (London Interbank Offered Rate) at January  21, 2008.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 27, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 27, 2008


By: John M. McGovern
    ----------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 27, 2008